Significant accounting policies - Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Vertical Aerospace Group Limited ("VAGL")
Disclosure of subsidiaries [line items]
Proportion of ownership interest held	100.00%	100.00%